                                 AB FUNDS TRUST
                        RETAIL CLASS AND RETIREMENT CLASS

                       Supplement dated November 16, 2001
                                       to
                          Prospectus dated July 9, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

The last paragraph of the section entitled Sub-Advisers on page 51 of the Prospectus is deleted and replaced with the following:


       NORTHERN TRUST INVESTMENTS, INC.:
       In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, Inc. ("Northern Investments") whereby Northern Investments invests the cash balances of each Blended Fund and certain Select Equity Funds. Effective November 16, 2001, the Investment Adviser and the Trust also have entered into a Sub-Advisory Agreement with Northern Investments whereby Northern Investments may use derivatives such as futures contracts in order to reduce market risk in certain market environments for each Bond Fund and the International Equity Fund. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $330 billion. It uses a team approach to manage its portions of these Funds.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST
                               INSTITUTIONAL CLASS

                       Supplement dated November 16, 2001
                                       to
                          Prospectus dated July 9, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Insert the following after the last paragraph of the section entitled Sub-Advisers on page 38 of the Prospectus:


       NORTHERN TRUST INVESTMENTS, INC.:
       In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement, effective November 16, 2001, with Northern Trust Investments, Inc. ("Northern Investments") whereby Northern Investments may use derivatives such as futures contracts in order to reduce market risk in certain market environments for each Bond Fund and the International Equity Fund. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $330 billion. It uses a team approach to manage its portions of these Funds.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                       Supplement dated November 16, 2001
                                       to
             Statement of Additional Information dated July 9, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

Insert the following after 1) the third paragraph of the section entitled Low-Duration Bond Fund on page 36 of the SAI, 2) the third paragraph of the section entitled Medium-Duration Bond Fund on page 37 of the SAI, 3) the second paragraph of the section entitled Extended-Duration Bond Fund on page 37 of the SAI, and 4) the seventh paragraph of the section entitled International Equity Fund on page 40 of the SAI:


       Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.


Insert the following after the third sentence in the fourth paragraph of the section entitled International Equity Fund on page 39 of the SAI:


       As of January 1, 2002, the Glenmede Trust Company and the international management team of Glenmede Advisors, Inc. will create a partnership that will be solely focused on the management of its international equity product. This new entity will be jointly owned by Glenmede Trust Company and approximately 28 members of its international equity team and will be called Philadelphia International Advisors, LP. At a meeting held November 6, 2001, the Board of Trustees, subject to approval by the shareholders of the International Equity Fund, approved a new sub-advisory agreement among the Investment Adviser, the Trust and Philadelphia International Advisors, LP. The fees and terms of the new sub-advisory agreement remain the same as the existing sub-advisory agreement with Glenmede Advisors, Inc.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.